Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Capital stock	Investment shares	Treasury shares	Additional paid-in capital	Legal reserve	Unrealized loss on financial instruments designated at fair value	Unrealized gain (loss) on cash flow hedge	Retained earnings	Total
Balance at Dec. 31, 2019	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (2,103)	S/ (17,750)	S/ 497,200	S/ 1,421,651
Profit for the year								57,894	57,894
Other comprehensive income (Loss)						(12,360)	(1,165)		(13,525)
Total comprehensive income						(12,360)	(1,165)	57,894	44,369
Dividends, note 18(g)								(98,465)	(98,465)
Balance at Dec. 31, 2020	423,868	40,279	(121,258)	432,779	168,636	(14,463)	(18,915)	456,629	1,367,555
Profit for the year								153,170	153,170
Other comprehensive income (Loss)						(1,406)	14,690		13,284
Total comprehensive income						(1,406)	14,690	153,170	166,454
Dividends, note 18(g)								(338,204)	(338,204)
Balance at Dec. 31, 2021	423,868	40,279	(121,258)	432,779	168,636	(15,869)	(4,225)	271,595	1,195,805
Profit for the year								176,828	176,828
Other comprehensive income (Loss)						(398)	2,705		2,307
Total comprehensive income						(398)	2,705	176,828	179,135
Dividends, note 18(g)								(179,805)	(179,805)
Balance at Dec. 31, 2022	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (16,267)	S/ (1,520)	S/ 268,618	S/ 1,195,135